Summary of condensed balance sheet (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Current assets:
Cash and cash equivalents	$ 17,832,991	$ 20,998,786
Amounts due from subsidiaries and VIE	33,745	34,815
TOTAL ASSETS	36,323,083	43,642,638
Current liabilities:
Amounts due to subsidiaries and VIE	52,936	54,588
TOTAL LIABILITIES	14,824,526	16,688,396
SHAREHOLDERS’ EQUITY:
Ordinary shares, par value $0.0002 per share, 500,000,000 shares authorized; 15,449,451 and 14,900,000 shares issued and outstanding as of March 31, 2024 and 2023, respectively	3,090	2,980
Additional paid-in capital	19,055,297	19,055,407
Statutory reserve	745,590	745,590
Retained earnings	3,389,754	8,111,900
Accumulated other comprehensive income/(loss)	(1,695,174)	(961,635)
TOTAL SHAREHOLDERS’ EQUITY	21,498,557	26,954,242	$ 50,263,285	$ 45,565,172
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	36,323,083	43,642,638
Parent Company [Member] | Reportable Legal Entities [Member]
Current assets:
Cash and cash equivalents	231,694	1,198,204
Deferred expenses	49,125	46,500
Prepayment and other current assets	70,000
Investment in subsidiaries and VIE	17,358,111	22,721,204
TOTAL ASSETS	21,500,664	27,732,222
Current liabilities:
Other payables		775,873
TOTAL LIABILITIES	2,107	777,980
SHAREHOLDERS’ EQUITY:
Ordinary shares, par value $0.0002 per share, 500,000,000 shares authorized; 15,449,451 and 14,900,000 shares issued and outstanding as of March 31, 2024 and 2023, respectively	3,090	2,980
Additional paid-in capital	19,055,297	19,055,407
Statutory reserve	745,590	745,590
Retained earnings	3,389,754	8,111,900
Accumulated other comprehensive income/(loss)	(1,695,174)	(961,635)
TOTAL SHAREHOLDERS’ EQUITY	21,498,557	26,954,242
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	21,500,664	27,732,222
Parent Company [Member] | Reportable Legal Entities [Member] | Subsidiaries And VIE [Member]
Current assets:
Amounts due from subsidiaries and VIE	3,791,734	3,766,314
Current liabilities:
Amounts due to subsidiaries and VIE
Parent Company [Member] | Reportable Legal Entities [Member] | Related Party [Member]
Current liabilities:
Amounts due to subsidiaries and VIE	$ 2,107	$ 2,107